OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Noncurrent [Abstract]
Operating lease obligations (Note 10)	$ 451	$ 400
Fair value of derivative contracts (Note 28)	209	106
Asset retirement obligations	108	64
Employee post-retirement benefits (Note 27)	94	97
Other	189	324
Other long-term liabilities	$ 1,051	$ 991